J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 3, 2013

to the Statement of Additional Information dated November 1, 2012, as supplemented

The information in the Statement of Additional Information under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Mid Cap Core Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Mid Cap Core Fund
Christopher Jones	13	12,619,265	4	1,184,009	0	0
Timothy Parton	8	4,538,234	1	693,935	2	149,564
Jonathan K.L. Simon	15	14,113,127	6	3,595,056	30	3,035,399

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Mid Cap Core Fund
Christopher Jones	0	0	0	0	0	0
Timothy Parton	0	0	0	0	0	0
Jonathan K.L. Simon	0	0	0	0	0	0

SUP-SAI-PM-513

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager as of June 30, 2012:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mid Cap Core Fund
Christopher Jones*	X
Timothy Parton*	X
Jonathan K.L. Simon*					X

*	As of January 31, 2013

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE